Additional Capital Disclosures - Summary of Capital Structure (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure of Capital Structure [line items]
Equity attributable to the equity shareholders of the Company	₨ 885,368	$ 9,437	₨ 828,309
As percentage of total capital	81.00%	81.00%	81.00%
Current loans, borrowings and bank overdrafts	₨ 165,912	$ 1,768	₨ 97,863
Loans and borrowings	1,962	$ 21	63,954
Current and non-current lease liabilities	35,036		30,218	₨ 22,728
Total loans, borrowings and bank overdrafts and lease liabilities	₨ 202,910		₨ 192,035
As percentage of total capital	19.00%	19.00%	19.00%
Total capital	₨ 1,088,278		₨ 1,020,344
Change in equity attributable to equity shareholders	7.00%	7.00%
Change in percentage of loans, borrowings and bank overdrafts and lease liabilities	6.00%	6.00%
Percentage of change, Total capital (loans and borrowings and equity)	7.00%	7.00%